Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

On January 1, 2023 and on April 1, 2023, the Company issued ordinary shares of 39,750 and 9,750, respectively, to the Company’s directors for the RSU vested as discussed in Note 12. The fair value of these ordinary shares was $129,690 based on the closing stock price $2.62 on the grant date.

On February 28, 2023, the Board of Directors (the “Board”) of the Company received a resignation letter from Mr. Zhiwei Xu to resign from his positions as the Chairman and director of the Board and the CEO of the Company, effective on March 1, 2023. Mr. Xu indicated that his resignation is not because of any disagreement with the Company, its management or its directors. On March 1, 2023, the Company appointed Mr. Haiting Li as Chairman and director of the Board and the CEO of the Company.

On April 13, 2023, Shanghai Jowell established a new wholly owned subsidiary Shanghai Lianfu Information Technology Co., Ltd. which will develop on marketing and sales of agricultural and fishing products on Tencent Short Video and other social media.